As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace & Defense - 2.5%
Hexcel Corporation (a)	516,200	$14,974,962
Teledyne Technologies Incorporated (a)	108,720	8,527,997
		23,502,959
Auto Components - 1.1%
Group 1 Automotive, Inc.	169,130	10,159,639

Automobiles - 0.8%
Thor Industries, Inc.	221,247	8,139,677

Banks - 9.9%
BancorpSouth, Inc.	593,604	9,675,745
Columbia Banking System, Inc.	464,690	10,213,886
Community Bank System, Inc.	377,430	11,183,251
First Horizon National Corporation	1,189,395	12,702,738
Hancock Holding Company	268,550	8,303,566
Home Bancshares Inc.	268,825	10,126,638
Prosperity Bancshares, Inc.	232,425	11,014,621
Texas Capital Bancshares, Inc. (a)	261,240	10,567,158
Umpqua Holdings Corporation	812,550	10,774,413
		94,562,016
Biotechnology - 0.9%
Exact Sciences Corp. (a)	894,860	8,769,628

Building Products - 0.8%
Armstrong World Industries, Inc. (a)	142,830	7,982,768

Capital Markets - 1.2%
Greenhill & Co., Inc.	218,675	11,672,872

Commercial Services & Supplies - 0.7%
Insperity, Inc.	248,143	7,039,817

Communications Equipment - 5.9%
Allot Communications Ltd. (a) (b)	536,930	6,410,944
Ciena Corporation (a)	654,225	10,474,142
Infinera Corporation (a)	993,030	6,951,210
IXIA (a)	625,250	13,530,410
Loral Space & Communications Inc.	120,475	7,454,993
NICE Systems Limited - ADR (a) (b)	317,915	11,708,810
		56,530,509
Construction Materials - 0.6%
Headwaters Incorporated (a)	491,473	5,357,055

Consumer Finance - 2.3%
Cash America International, Inc.	188,270	9,878,527
First Cash Financial Services, Inc. (a)	216,301	12,619,000
		22,497,527
Containers & Packaging - 0.8%
Greif, Inc. - Class A	148,950	7,986,699

Electrical Equipment & Instruments - 4.1%
Belden Inc.	294,325	15,201,886
Franklin Electric Co., Inc.	331,870	11,140,876
Thermon Group Holdings Inc. (a)	377,520	8,384,719
Woodward Inc.	125,395	4,985,705
		39,713,186
Electronic Equipment & Instruments - 0.9%
National Instruments Corporation	268,000	8,777,000

Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	160,925	8,454,999
CARBO Ceramics Inc.	85,210	7,760,075
		16,215,074
Food & Drug Retailing - 1.2%
Casey's General Stores, Inc.	196,732	11,469,476

Health Care Equipment & Supplies - 7.1%
Cyberonics, Inc. (a)	233,290	10,920,305
DexCom Inc. (a)	700,900	11,719,048
Endologix, Inc. (a)	747,913	12,078,795
Integra LifeSciences Holdings (a)	263,350	10,273,284
MWI Veterinary Supply, Inc. (a)	131,100	17,339,286
The Spectranetics Corporation (a)	299,353	5,547,011
		67,877,729
Health Care Providers & Services - 4.5%
Computer Programs and Systems, Inc.	88,263	4,775,911
Health Management Associates Inc. - Class A (a)	898,740	11,566,784
HMS Holdings Corporation (a)	411,620	11,175,483
Team Health Holdings, Inc. (a)	427,275	15,544,264
		43,062,442
Household Durables - 3.0%
Ethan Allen Interiors Inc.	314,890	10,366,179
Select Comfort Corporation (a)	370,050	7,315,889
Tempur-Pedic International Inc. (a)	222,450	11,040,193
		28,722,261
Industrial Conglomerates - 0.9%
Raven Industries, Inc.	248,200	8,342,002

Insurance - 1.2%
AmTrust Financial Services, Inc.	326,150	11,301,098

Internet Software & Services - 0.7%
LogMeIn, Inc. (a)	345,025	6,631,380

IT Consulting & Services - 1.3%
Acxiom Corporation (a)	593,600	12,109,440

Machinery - 6.0%
Actuant Corporation - Class A	385,950	11,817,789
Barnes Group Inc.	358,800	10,380,084
Chart Industries, Inc. (a)	73,095	5,848,331
CLARCOR Inc.	91,520	4,793,818
The Manitowoc Company, Inc.	404,570	8,317,959
The Middleby Corporation (a)	105,920	16,115,728
		57,273,709

Marine - 1.3%
Kirby Corporation (a)	160,925	12,359,040

Media - 1.2%
Cinemark Holdings, Inc.	403,475	11,878,304

Metals & Mining - 2.5%
Carpenter Technology Corporation	153,725	7,577,105
Commercial Metals Company	717,450	11,371,583
Walter Energy, Inc.	192,770	5,493,945
		24,442,633
Oil & Gas & Consumable Fuels - 5.6%
Approach Resources Inc. (a)	397,183	9,774,674
Comstock Resources, Inc. (a)	481,170	7,819,012
Gulfport Energy Corporation (a)	264,370	12,116,077
Kodiak Oil & Gas Corporation (a) (b)	949,775	8,633,455
Oasis Petroleum Inc. (a)	274,470	10,449,073
Rosetta Resources, Inc. (a)	101,693	4,838,553
		53,630,844
Pharmaceuticals - 1.7%
Akorn, Inc. (a)	836,234	11,565,116
IMPAX Laboratories, Inc. (a)	308,865	4,768,876
		16,333,992
Semiconductor Equipment & Products - 0.6%
Cirrus Logic, Inc. (a)	270,270	6,148,643

Software - 7.9%
ACI Worldwide, Inc. (a)	270,835	13,232,998
Aspen Technology, Inc. (a)	550,760	17,784,040
Bottomline Technologies (de), Inc. (a)	416,030	11,861,015
Interactive Intelligence Group, Inc. (a)	330,600	14,662,110
MicroStrategy Incorporated - Class A (a)	92,157	9,315,230
Pegasystems Inc.	333,683	9,369,819
		76,225,212
Specialty Retail - 5.6%
DSW Inc. - Class A	183,800	11,726,440
Francesca's Holdings Corporation (a)	346,460	9,929,544
Guess?, Inc.	333,420	8,278,819
Monro Muffler Brake, Inc.	223,933	8,892,379
Sonic Automotive, Inc. - Class A	687,950	15,244,972
		54,072,154
Textiles, Apparel & Luxury Goods - 4.6%
The Children's Place Retail Stores, Inc. (a)	170,470	7,640,465
Fifth & Pacific Companies, Inc. (a)	943,700	17,817,056
Oxford Industries, Inc.	180,245	9,571,009
Wolverine World Wide, Inc.	207,050	9,186,809
		44,215,339
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial Inc.	850,050	10,260,103

Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	329,155	12,725,132
Kaman Corporation	215,335	7,637,933
WESCO International, Inc. (a)	176,200	12,793,882
		33,156,947
TOTAL COMMON STOCKS
(Cost $684,918,674)		918,419,174

	SHORT-TERM INVESTMENTS - 4.6%
	Money Market Funds (c) - 4.6%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	16,281,222	16,281,222
	Federated Government Obligations Fund - Institutional Shares, 0.01%	28,030,773	28,030,773

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,311,995)		44,311,995

	Total Investments - 100.3%		962,731,169
	(Cost $729,230,669)
	Liabilities in Excess of Other Assets - (0.3)%		(2,554,689)
	TOTAL NET ASSETS - 100.0%		$960,176,480

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$729,230,669
	Gross unrealized appreciation	$249,287,927
	Gross unrealized depreciation	(15,787,427)
	Net unrealized appreciation	$233,500,500

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 4.6%
BE Aerospace, Inc. (a)	115,470	$6,961,686
Hexcel Corporation (a)	215,710	6,257,747
		13,219,433
Auto Components - 1.4%
Group 1 Automotive, Inc.	69,130	4,152,639

Banks - 6.8%
Comerica Incorporated	180,390	6,485,020
First Horizon National Corporation	388,850	4,152,918
Prosperity Bancshares, Inc.	111,845	5,300,334
Texas Capital Bancshares, Inc. (a)	97,095	3,927,493
		19,865,765
Building Products - 1.8%
Armstrong World Industries, Inc. (a)	93,750	5,239,688

Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	43,740	6,717,152

Chemicals - 1.4%
FMC Corporation	72,545	4,137,241

Communications Equipment - 2.8%
Ciena Corporation (a)	347,400	5,561,874
NICE Systems Limited - ADR (a) (b)	71,700	2,640,711
		8,202,585
Construction Materials - 1.6%
Vulcan Materials Company	89,850	4,645,245

Consumer Finance - 1.9%
First Cash Financial Services, Inc. (a)	92,175	5,377,490

Distributors - 2.5%
LKQ Corporation (a)	334,120	7,270,451

Electrical Equipment & Instruments - 2.9%
Belden Inc.	164,305	8,486,353

Electronic Equipment & Instruments - 3.1%
National Instruments Corporation	99,270	3,251,093
Trimble Navigation Limited (a)	192,610	5,770,595
		9,021,688
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (a)	103,070	5,415,298
Dril-Quip, Inc. (a)	50,330	4,387,266
		9,802,564
Food & Drug Retailing - 3.5%
Casey's General Stores, Inc.	48,850	2,847,955
Green Mountain Coffee Roasters, Inc. (a)	60,500	3,433,980
United Natural Foods, Inc. (a)	76,520	3,764,784
		10,046,719

Health Care Equipment & Supplies - 4.5%
Cyberonics, Inc. (a)	80,415	3,764,226
DENTSPLY International Inc.	109,930	4,663,231
MWI Veterinary Supply, Inc. (a)	34,465	4,558,341
		12,985,798
Health Care Providers & Services - 3.4%
HMS Holdings Corporation (a)	95,430	2,590,925
Team Health Holdings, Inc. (a)	202,910	7,381,865
		9,972,790
Household Durables - 2.0%
D.R. Horton, Inc.	172,500	4,191,750
Select Comfort Corporation (a)	88,430	1,748,261
		5,940,011
Insurance - 1.9%
AmTrust Financial Services, Inc.	163,172	5,653,910

Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	133,760	4,720,390

IT Consulting & Services - 1.5%
Acxiom Corporation (a)	220,480	4,497,792

Leisure Equipment & Products - 2.8%
Polaris Industries Inc.	86,750	8,023,508

Machinery - 6.1%
Actuant Corporation - Class A	159,055	4,870,264
The Middleby Corporation (a)	34,280	5,215,702
Valmont Industries, Inc.	49,405	7,769,924
		17,855,890
Marine - 1.9%
Kirby Corporation (a)	70,815	5,438,592

Media - 1.6%
Cinemark Holdings, Inc.	157,930	4,649,459

Metals & Mining - 2.4%
Allegheny Technologies Incorporated	128,590	4,077,589
Carpenter Technology Corporation	56,850	2,802,137
		6,879,726
Oil & Gas & Consumable Fuels - 3.3
Kodiak Oil & Gas Corporation (a) (b)	312,350	2,839,262
Oasis Petroleum Inc. (a)	96,195	3,662,143
Rosetta Resources, Inc. (a)	61,805	2,940,682
		9,442,087
Pharmaceuticals - 1.9%
Akorn, Inc. (a)	392,630	5,430,073

Real Estate - 2.0%
Realogy Holdings Corporation (a)	121,690	5,943,340

Software - 8.4%
ACI Worldwide, Inc. (a)	126,380	6,174,927
ANSYS, Inc. (a)	82,960	6,754,603
Aspen Technology, Inc. (a)	163,550	5,281,030
Nuance Communications, Inc. (a)	301,500	6,084,270
		24,294,830

	Specialty Retail - 2.3%
	Guess?, Inc.	149,025	3,700,291
	Tractor Supply Company	28,595	2,977,597
			6,677,888
	Textiles, Apparel & Luxury Goods - 2.8%
	Fifth & Pacific Companies, Inc. (a)	291,940	5,511,827
	Wolverine World Wide, Inc.	56,465	2,505,352
			8,017,179
	Trading Companies & Distributors - 4.9%
	Beacon Roofing Supply, Inc. (a)	118,915	4,597,254
	MRC Global Inc. (a)	143,630	4,729,736
	WESCO International, Inc. (a)	66,880	4,856,157
			14,183,147
	TOTAL COMMON STOCKS
	(Cost $237,625,045)		276,791,423

	SHORT-TERM INVESTMENTS - 4.6%
	Money Market Funds (c) - 4.6%
	Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	5,008,558	5,008,558
	Federated Government Obligations Fund - Institutional Shares, 0.01%	8,433,313	8,433,313

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,441,871)		13,441,871

	Total Investments - 99.9%		290,233,294
	(Cost $251,066,916)
	Other Assets in Excess of Liabilities - 0.1%		424,103
	TOTAL NET ASSETS - 100.0%		$290,657,397

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$251,066,916
	Gross unrealized appreciation	$42,035,241
	Gross unrealized depreciation	(2,868,863)
	Net unrealized appreciation	$39,166,378

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 89.0%	Shares	Value
Aerospace & Defense - 2.3%
Honeywell International Inc.	40,000	3,014,000
Rockwell Collins, Inc.	25,400	1,603,248
		$4,617,248
Auto Components - 1.5%
Gentex Corporation	150,000	3,001,500

Banks - 8.2%
Bank of America Corporation	155,000	1,887,900
Comerica Incorporated	63,000	2,264,850
Cullen/Frost Bankers, Inc.	38,350	2,398,026
Glacier Bancorp, Inc.	60,000	1,138,800
Hancock Holding Company	80,000	2,473,600
Prosperity Bancshares, Inc.	35,000	1,658,650
SunTrust Banks, Inc.	45,000	1,296,450
Wells Fargo & Company	100,000	3,699,000
		16,817,276
Beverages - 1.8%
The Coca-Cola Company	45,000	1,819,800
PepsiCo, Inc.	24,000	1,898,640
		3,718,440
Biotechnology - 2.7%
Amgen Inc.	25,000	2,562,750
Celgene Corporation (a)	25,000	2,897,750
		5,460,500
Chemicals - 4.8%
Airgas, Inc.	18,000	1,784,880
E. I. du Pont de Nemours and Company	50,000	2,458,000
FMC Corporation	52,000	2,965,560
Monsanto Company	24,000	2,535,120
		9,743,560
Commercial Services & Supplies - 0.9%
Waste Connections, Inc.	50,000	1,799,000

Communication Equipment - 1.1%
QUALCOMM Incorporated	33,000	2,209,350

Computers & Peripherals - 5.2%
Apple Inc.	7,500	3,319,725
EMC Corporation (a)	75,000	1,791,750
International Business Machines Corporation	20,000	4,266,000
NetApp, Inc. (a)	37,000	1,263,920
		10,641,395
Construction Materials - 1.3%
Martin Marietta Materials, Inc.	27,000	2,754,540

Containers & Packaging - 0.9%
Ball Corporation	40,000	1,903,200

Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	30,000	1,423,800

Diversified Telecommunication Services - 1.6%
AT&T Inc.	28,000	1,027,320
Verizon Communications Inc.	45,000	2,211,750
		3,239,070

Electrical Equipment & Instruments - 2.9%
Emerson Electric Co.	37,600	2,100,712
Franklin Electric Co., Inc.	54,000	1,812,780
Roper Industries, Inc.	15,990	2,035,687
		5,949,179
Electronic Equipment & Instruments - 1.8%
National Instruments Corporation	49,300	1,614,575
Trimble Navigation Limited (a)	70,000	2,097,200
		3,711,775
Food & Drug Retailing - 0.9%
Walgreen Co.	40,000	1,907,200

Food Products - 0.8%
Mondelez International Inc. - Class A	55,000	1,683,550

Health Care Equipment & Supplies - 3.5%
Covidien plc (b)	40,000	2,713,600
DENTSPLY International Inc.	40,000	1,696,800
Thermo Fisher Scientific Inc.	35,000	2,677,150
		7,087,550
Hotels, Restaurants & Leisure - 0.5%
Yum! Brands, Inc.	14,000	1,007,160

Household Durables - 2.7%
Jarden Corporation (a)	90,000	3,856,500
Whirlpool Corporation	14,600	1,729,516
		5,586,016
Household Products - 3.5%
Colgate-Palmolive Company	8,600	1,015,058
Kimberly-Clark Corporation	34,000	3,331,320
The Procter & Gamble Company	36,810	2,836,579
		7,182,957
Industrial Conglomerates - 0.5%
Raven Industries, Inc.	32,868	1,104,693

Insurance - 0.7%
Prudential Financial, Inc.	24,000	1,415,760

Internet Catalog & Retail - 1.0%
Amazon.com, Inc. (a)	7,500	1,998,675

Internet Software & Services - 2.9%
Akamai Technologies, Inc. (a)	55,000	1,940,950
Google Inc. - Class A (a)	5,000	3,970,150
		5,911,100
Machinery - 3.4%
Danaher Corporation	40,000	2,486,000
Pall Corporation	27,000	1,845,990
Valmont Industries, Inc.	17,000	2,673,590
		7,005,580
Marine - 1.7%
Kirby Corporation (a)	45,000	3,456,000

Media - 2.0%
Liberty Media Corporation - Class A (a)	22,000	2,455,860
Time Warner Inc.	27,200	1,567,264
		4,023,124

Oil & Gas & Consumable Fuels - 10.9%
Cabot Oil & Gas Corporation	75,000	5,070,750
Chevron Corporation	21,000	2,495,220
ConocoPhillips	38,000	2,283,800
EOG Resources, Inc.	23,000	2,945,610
Exxon Mobil Corporation	50,000	4,505,500
Noble Energy, Inc.	10,000	1,156,600
Range Resources Corporation	48,000	3,889,920
		22,347,400
Pharmaceuticals - 7.6%
Abbott Laboratories	55,000	1,942,600
AbbVie Inc.	55,000	2,242,900
Allergan, Inc.	15,000	1,674,450
Eli Lilly and Company	35,000	1,987,650
Johnson & Johnson	35,000	2,853,550
Merck & Co., Inc.	45,000	1,990,350
Pfizer Inc.	100,000	2,886,000
		15,577,500
Road & Rail - 1.8%
Kansas City Southern	10,000	1,109,000
Union Pacific Corporation	18,000	2,563,380
		3,672,380
Software - 2.1%
Adobe Systems Incorporated (a)	45,000	1,957,950
Microsoft Corporation	43,000	1,230,230
Nuance Communications, Inc. (a)	50,000	1,009,000
		4,197,180
Specialty Retail - 4.0%
The Home Depot, Inc.	35,000	2,442,300
PetSmart, Inc.	32,000	1,987,200
Tiffany & Co.	25,000	1,738,500
Tractor Supply Company	20,000	2,082,600
		8,250,600
Textiles, Apparel & Luxury Goods - 0.8%
VF Corporation	10,000	1,677,500

TOTAL COMMON STOCKS
(Cost $131,101,871)		182,081,758

SHORT-TERM INVESTMENTS - 10.7%
Money Market Funds (c) - 10.7%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	5,754,694	5,754,694
Federated Government Obligations Fund - Institutional Shares, 0.01%	5,720,561	5,720,561
Federated Treasury Obligations Fund - Institutional Shares, 0.01%	5,969,389	5,969,389
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02%	4,521,288	4,521,288

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,965,932)		21,965,932

Total Investments - 99.7%		204,047,690
(Cost $153,067,803)
Other Assets in Excess of Liabilities - 0.3%		640,965
TOTAL NET ASSETS - 100.0%		$204,688,655

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$153,067,803
Gross unrealized appreciation	$51,994,582
Gross unrealized depreciation	(1,014,695)
Net unrealized appreciation	$50,979,887

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 72.3%	Shares	Value
Aerospace & Defense - 1.3%
General Dynamics Corporation	1,400	98,714
Rockwell Collins, Inc.	3,600	227,232
		325,946
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	2,600	223,340

Banks - 5.4%
Comerica Incorporated	9,500	341,525
Cullen/Frost Bankers, Inc.	3,900	243,867
SunTrust Banks, Inc.	7,500	216,075
Wells Fargo & Company	8,471	313,342
Zions Bancorporation	10,000	249,900
		1,364,709
Beverages - 2.2%
The Coca-Cola Company	6,500	262,860
PepsiCo, Inc.	3,600	284,796
		547,656
Biotechnology - 1.5%
Celgene Corporation (a)	3,400	394,094

Chemicals - 4.7%
Air Products and Chemicals, Inc.	2,500	217,800
Airgas, Inc.	3,000	297,480
E. I. du Pont de Nemours and Company	4,200	206,472
FMC Corporation	4,800	273,744
Monsanto Company	1,900	200,697
		1,196,193
Commercial Services & Supplies - 0.9%
Waste Management, Inc.	6,100	239,181

Communications Equipment - 0.4%
Harris Corporation	2,200	101,948

Computers & Peripherals - 4.0%
Apple Inc.	875	387,301
EMC Corporation (a)	7,400	176,786
International Business Machines Corporation	1,300	277,290
NetApp, Inc. (a)	5,500	187,880
		1,029,257
Construction Materials - 1.1%
Martin Marietta Materials, Inc.	2,700	275,454

Containers & Packaging - 1.1%
Ball Corporation	5,700	271,206

Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	5,500	261,030

Diversified Telecommunication Services - 1.1%
AT&T Inc.	7,400	271,506

Electrical Equipment & Instruments - 0.8%
Emerson Electric Co.	3,600	201,132

Electronic Equipment & Instruments - 1.0%
National Instruments Corporation	7,500	245,625

Energy Equipment & Services - 0.8%
Schlumberger Limited (b)	2,700	202,203

Food & Drug Retailing - 3.3%
CVS Caremark Corporation	4,700	258,453
Walgreen Co.	5,500	262,240
Wal-Mart Stores, Inc.	4,300	321,769
		842,462
Health Care Equipment & Supplies - 2.2%
Covidien PLC (b)	4,600	312,064
Thermo Fisher Scientific Inc.	3,100	237,119
		549,183
Health Care Providers & Services - 2.1%
Catamaran Corporation (a) (b)	5,944	315,210
Express Scripts Holding Co (a)	3,800	219,070
		534,280
Hotels, Restaurants & Leisure - 0.6%
Yum! Brands, Inc.	2,300	165,462

Household Products - 2.8%
Colgate-Palmolive Company	2,200	259,666
Kimberly-Clark Corporation	2,100	205,758
The Procter & Gamble Company	3,100	238,886
		704,310
Industrial Conglomerates - 0.8%
General Electric Company	8,400	194,208

Insurance - 0.6%
Prudential Financial, Inc.	2,600	153,374

Internet Catalog & Retail - 1.4%
Amazon.com, Inc. (a)	1,300	346,437

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	5,100	179,979
Google Inc. - Class A (a)	350	277,911
		457,890
IT Consulting & Services - 1.9%
Accenture PLC - Class A (b)	3,200	243,104
Automatic Data Processing, Inc.	3,700	240,574
		483,678
Machinery - 2.2%
Danaher Corporation	4,900	304,535
Pall Corporation	3,800	259,806
		564,341
Media - 4.1%
CBS Corporation - Class B	6,200	289,478
DIRECTV (a)	3,300	186,813
Time Warner Inc.	5,800	334,196
The Walt Disney Company	4,000	227,200
		1,037,687

Metals & Mining - 0.6%
Commercial Metals Company	9,500	150,575

Multiline Retail - 0.6%
Kohl's Corporation	3,100	143,003

Oil & Gas & Consumable Fuels - 9.1%
Cabot Oil & Gas Corporation	5,000	338,050
Chevron Corporation	2,095	248,928
Devon Energy Corporation	1,700	95,914
EOG Resources, Inc.	1,900	243,333
Exxon Mobil Corporation	3,732	336,290
Pioneer Natural Resources Company	2,200	273,350
Range Resources Corporation	3,000	243,120
SM Energy Company	4,200	248,724
The Williams Companies, Inc.	7,700	288,442
		2,316,151
Pharmaceuticals - 3.7%
Abbott Laboratories	7,600	268,432
AbbVie Inc.	7,200	293,616
Pfizer Inc.	10,000	288,600
Teva Pharmaceutical Industries Ltd. - ADR (b)	2,500	99,200
		949,848
Software - 1.9%
Adobe Systems Incorporated (a)	6,700	291,517
Nuance Communications, Inc. (a)	9,000	181,620
		473,137
Specialty Retail - 2.1%
The Home Depot, Inc.	4,400	307,032
O'Reilly Automotive, Inc. (a)	2,300	235,865
		542,897
Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	1,600	268,400

Thrifts & Mortgage Finance - 0.9%
Capitol Federal Financial Inc.	19,500	235,365

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC - ADR (b)	3,000	85,230

TOTAL COMMON STOCKS
(Cost $11,430,934)		18,348,398

	Principal
CORPORATE BONDS - 26.4%	Amount
Banks - 1.6%
BB&T Corporation
2.050%, 04/28/2014
Callable 03/28/2014	$200,000	203,382
Wells Fargo & Company:
3.750%, 10/01/2014	100,000	104,755
2.625%, 12/15/2016	100,000	105,182
		413,319

Beverages - 0.9%
Anheuser-Busch InBev Worldwide Inc.
1.375%, 07/15/2017	100,000	100,937
The Coca-Cola Company
5.350%, 11/15/2017	100,000	118,682
		219,619
Biotechnology - 2.1%
Amgen Inc.
1.875%, 11/15/2014	135,000	137,719
Celgene Corporation
2.450%, 10/15/2015	200,000	207,639
Gilead Sciences, Inc.
2.400%, 12/01/2014	188,000	193,265
		538,623
Capital Markets - 0.9%
The Bank of New York Mellon Corporation
3.100%, 01/15/2015	175,000	183,192
The Goldman Sachs Group, Inc.
5.500%, 11/15/2014	35,000	37,495
		220,687
Chemicals - 2.3%
Airgas, Inc.
3.250%, 10/01/2015
Callable 09/01/2015	125,000	132,004
E. I. du Pont de Nemours and Company
3.250%, 01/15/2015	75,000	78,696
Eastman Chemical Company
3.000%, 12/15/2015	200,000	210,129
ECOLAB INC.
2.375%, 12/08/2014	150,000	154,136
		574,965
Computers & Peripherals - 0.7%
Hewlett-Packard Company
3.000%, 09/15/2016	175,000	181,285

Consumer Finance - 0.9%
American Express Credit Corporation
2.750%, 09/15/2015	225,000	235,393

Consumer Services - 0.4%
The Western Union Company
2.875%, 12/10/2017	100,000	101,602

Containers & Packaging - 0.3%
Ball Corporation
7.125%, 09/01/2016
Callable 09/01/2013	75,000	79,594

Diversified Telecommunication Services - 1.8%
AT&T Inc.:
5.100%, 09/15/2014	125,000	132,975
2.400%, 08/15/2016	200,000	208,711
Verizon Communications Inc.
3.000%, 04/01/2016	100,000	105,949
		447,635

Food & Drug Retailing - 1.4%
CVS Caremark Corporation:
3.250%, 05/18/2015	50,000	52,672
5.750%, 06/01/2017	100,000	118,368
Walgreen Co.
1.000%, 03/13/2015	175,000	175,434
		346,474
Health Care Equipment & Supplies - 1.6%
Covidien International Finance S.A. (b)
2.800%, 06/15/2015	140,000	146,497
DENTSPLY International Inc.
2.750%, 08/15/2016	100,000	103,924
Thermo Fisher Scientific Inc.:
2.050%, 02/21/2014	50,000	50,642
3.200%, 05/01/2015	110,000	115,008
		416,071
Health Care Providers & Services - 1.3%
Express Scripts Holding Co
3.125%, 05/15/2016	200,000	211,433
McKesson Corporation
3.250%, 03/01/2016	100,000	107,248
		318,681
Industrial Power Producers & Energy Traders - 0.8%
Duke Energy Corporation
3.950%, 09/15/2014	185,000	193,601

Insurance - 1.0%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	100,000	107,730
Prudential Financial, Inc.
3.000%, 05/12/2016	150,000	158,689
		266,419
Machinery - 0.4%
Caterpillar Inc.
1.375%, 05/27/2014	100,000	101,151

Media - 1.1%
DIRECTTV Holdings LLC
3.550%, 03/15/2015	100,000	104,731
Time Warner Inc.
3.150%, 07/15/2015	175,000	184,404
		289,135
Oil & Gas & Consumable Fuels - 3.4%
Apache Corporation
5.625%, 01/15/2017	75,000	87,027
Devon Energy Corporation
1.875%, 05/15/2017
Callable 04/15/2017	100,000	101,070
Enterprise Products Operating LLC
1.250%, 08/13/2015	191,000	192,508
Noble Drilling Corporation (b)
3.050%, 03/01/2016	160,000	166,995
Noble Energy, Inc.
5.250%, 04/15/2014	100,000	103,829
Occidental Petroleum Corporation
1.750%, 02/15/2017	200,000	205,828
		857,257

	Pharmaceuticals - 0.9%
	Teva Pharmaceutical Industries Ltd. (b):
	3.000%, 06/15/2015	125,000	131,206
	2.400%, 11/10/2016	100,000	104,560
			235,766
	Semiconductor Equipment & Products - 0.4%
	National Semiconductor Corporation
	3.950%, 04/15/2015	100,000	106,863

	Software - 2.2%
	Adobe Systems Incorporated
	3.250%, 02/01/2015	200,000	208,794
	Oracle Corporation
	3.750%, 07/08/2014	150,000	156,287
	Symantec Corporation
	2.750%, 09/15/2015	200,000	207,014
			572,095
	TOTAL CORPORATE BONDS
	(Cost $6,549,792)		6,716,235
		Shares
	SHORT-TERM INVESTMENT - 1.1%
	Money Market Fund (c) - 1.1%
	Federated Government Obligations Fund - Institutional Shares, 0.01%	281,572	281,572

	TOTAL SHORT-TERM INVESTMENT
	(Cost $281,572)		281,572

	Total Investments - 99.8%		25,346,205
	(Cost $18,262,298)
	Other Assets in Excess of Liabilities - 0.2%		47,107
	TOTAL NET ASSETS - 100.0%		$25,393,312

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$18,262,298
	Gross unrealized appreciation	$7,126,825
	Gross unrealized depreciation	(42,918)
	Net unrealized appreciation	$7,083,907

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)
	Principal
CORPORATE BONDS - 90.0%	Amount	Value
Aerospace & Defense - 1.2%
Lockheed Martin Corporation:
7.650%, 05/01/2016	$1,250,000	$1,500,085
3.350%, 09/15/2021	525,000	552,085
Rockwell Collins, Inc.
4.750%, 12/01/2013	430,000	441,297
		2,493,467
Banks - 7.3%
Bank of America Corporation:
7.375%, 05/15/2014	1,000,000	1,070,471
5.375%, 06/15/2014	1,025,000	1,076,559
BB&T Corporation:
3.200%, 03/15/2016
Callable 02/16/2016	3,080,000	3,277,610
1.600%, 08/15/2017
Callable 07/14/2017	1,475,000	1,490,900
Branch Banking & Trust Company (b):
0.862%, 09/13/2016	1,775,000	1,756,737
0.793%, 05/23/2017	1,284,000	1,262,091
Wells Fargo & Company:
4.625%, 04/15/2014	456,000	473,936
1.250%, 02/13/2015	1,500,000	1,517,988
1.500%, 07/01/2015	550,000	559,397
2.625%, 12/15/2016	3,000,000	3,155,460
		15,641,149
Beverages - 1.0%
The Coca-Cola Company
5.350%, 11/15/2017	1,500,000	1,780,222
PepsiCo, Inc.
7.900%, 11/01/2018	214,000	285,259
		2,065,481
Biotechnology - 6.1%
Amgen Inc.:
2.500%, 11/15/2016	1,815,000	1,906,229
2.125%, 05/15/2017	2,350,000	2,429,369
Celgene Corporation
2.450%, 10/15/2015	5,279,000	5,480,647
Gilead Sciences, Inc.
2.400%, 12/01/2014	3,300,000	3,392,417
		13,208,662
Building Products - 0.7%
Masco Corporation
7.125%, 03/15/2020	1,350,000	1,578,222

Capital Markets - 1.8%
The Bank of New York Mellon Corporation:
3.100%, 01/15/2015	738,000	772,546
1.200%, 02/20/2015
Callable 01/20/2015	1,075,000	1,087,653
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	1,000,000	1,068,826
Morgan Stanley
4.500%, 08/30/2015	1,000,000	1,017,452
		3,946,477
Chemicals - 5.2%
Airgas, Inc.:
3.250%, 10/01/2015
Callable 09/01/2015	2,794,000	2,950,551
2.950%, 06/15/2016
Callable 05/15/2016	950,000	1,001,138
Eastman Chemical Company
3.000%, 12/15/2015	2,625,000	2,757,943
ECOLAB INC.:
2.375%, 12/08/2014	1,475,000	1,515,672
3.000%, 12/08/2016	925,000	984,108
The Lubrizol Corporation
5.500%, 10/01/2014	1,579,000	1,697,116
Praxair, Inc.
5.250%, 11/15/2014	200,000	215,374
		11,121,902
Commercial Services & Supplies - 1.4%
Republic Services, Inc.
5.500%, 09/15/2019	1,000,000	1,188,811
Waste Management, Inc.
2.600%, 09/01/2016	1,725,000	1,809,666
		2,998,477
Communications Equipment - 2.0%
Cisco Systems, Inc.:
5.500%, 02/22/2016	1,000,000	1,137,237
4.950%, 02/15/2019	700,000	827,360
Harris Corporation:
5.000%, 10/01/2015	1,088,000	1,187,305
6.375%, 06/15/2019	900,000	1,074,568
		4,226,470
Computers & Peripherals - 3.5%
Hewlett-Packard Company:
1.550%, 05/30/2014	1,000,000	1,004,343
2.200%, 12/01/2015	1,000,000	1,020,264
3.000%, 09/15/2016	3,675,000	3,806,984
International Business Machines Corporation
5.700%, 09/14/2017	1,500,000	1,796,496
		7,628,087
Consumer Finance - 2.6%
American Express Credit Corporation:
2.750%, 09/15/2015	2,485,000	2,599,789
2.800%, 09/19/2016	2,900,000	3,073,165
		5,672,954
Consumer Services - 1.7%
The Western Union Company:
5.930%, 10/01/2016	1,000,000	1,105,296
3.650%, 08/22/2018	2,500,000	2,582,723
		3,688,019

Containers & Packaging - 1.9%
Ball Corporation:
7.125%, 09/01/2016
Callable 09/01/2013	1,825,000	1,936,781
5.750%, 05/15/2021
Callable 11/15/2015	2,000,000	2,170,000
		4,106,781
Diversified Financial Services - 3.4%
JPMorgan Chase & Co.:
3.450%, 03/01/2016	3,525,000	3,750,268
4.250%, 10/15/2020	3,325,000	3,654,172
		7,404,440
Diversified Telecommunication Services - 4.8%
AT&T Inc.
5.100%, 09/15/2014	1,750,000	1,861,648
CenturyLink, Inc.:
5.150%, 06/15/2017	2,000,000	2,106,986
6.150%, 09/15/2019	1,402,000	1,488,098
6.450%, 06/15/2021	2,000,000	2,123,384
Verizon Communications Inc.:
5.550%, 02/15/2016	1,000,000	1,128,890
3.000%, 04/01/2016	490,000	519,153
5.500%, 02/15/2018	875,000	1,029,654
		10,257,813
Electric Utilities - 0.5%
Southern Power Co.
4.875%, 07/15/2015	1,050,000	1,146,331

Energy Equipment & Services - 1.8%
Weatherford International, Inc.
6.350%, 06/15/2017	1,550,000	1,779,115
Weatherford International Ltd. (a)
4.500%, 04/15/2022
Callable 01/15/2022	2,000,000	2,063,926
		3,843,041
Food & Drug Retailing - 3.7%
CVS Caremark Corporation:
3.250%, 05/18/2015	1,000,000	1,053,449
5.750%, 06/01/2017	2,750,000	3,255,112
Walgreen Co.:
1.000%, 03/13/2015	725,000	726,798
1.800%, 09/15/2017	2,925,000	2,963,894
		7,999,253
Health Care Equipment & Supplies - 1.1%
DENTSPLY International Inc.
2.750%, 08/15/2016	1,446,000	1,502,740
Thermo Fisher Scientific, Inc.
3.250%, 11/20/2014	900,000	935,330
		2,438,070
Health Care Providers & Services - 3.6%
Express Scripts Holding Co:
6.250%, 06/15/2014	1,000,000	1,064,768
3.125%, 05/15/2016	950,000	1,004,304
2.650%, 02/15/2017	3,000,000	3,145,266
McKesson Corporation
3.250%, 03/01/2016	2,275,000	2,439,894
		7,654,232

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corporation
5.350%, 03/01/2018	1,000,000	1,190,492

Household Durables - 1.2%
Jarden Corporation:
8.000%, 05/01/2016
Callable 05/01/2013	1,000,000	1,045,000
7.500%, 01/15/2020
Callable 01/15/2015	1,340,000	1,465,625
		2,510,625
Household Products - 0.5%
The Procter & Gamble Company
8.000%, 09/01/2024
Putable 09/01/2014	775,000	1,164,930

Insurance - 1.8%
Berkshire Hathaway Inc.
4.850%, 01/15/2015	1,225,000	1,319,685
Prudential Financial, Inc.
3.000%, 05/12/2016	2,393,000	2,531,622
		3,851,307
Internet Catalog & Retail - 0.7%
Amazon.com, Inc.
1.200%, 11/29/2017	1,545,000	1,538,731

Media - 3.0%
DIRECTTV Holdings LLC
3.550%, 03/15/2015	1,265,000	1,324,850
Time Warner Inc.
3.150%, 07/15/2015	3,175,000	3,345,608
The Walt Disney Company
5.625%, 09/15/2016	1,500,000	1,741,389
		6,411,847
Metals & Mining - 0.3%
Alcoa Inc.
5.550%, 02/01/2017	500,000	551,855

Multiline Retail - 2.4%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,851,697
Kohl's Corporation
6.250%, 12/15/2017	282,000	327,520
		5,179,217
Oil & Gas & Consumable Fuels - 15.5%
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,000,000	2,304,040
6.375%, 09/15/2017	2,000,000	2,389,588
Devon Energy Corporation
2.400%, 07/15/2016
Callable 06/15/2016	1,830,000	1,898,204
Enterprise Products Operating LLC:
3.200%, 02/01/2016	2,229,000	2,366,721
4.050%, 02/15/2022	2,000,000	2,173,090
EOG Resources, Inc.
2.950%, 06/01/2015	1,200,000	1,259,101
Kinder Morgan Energy Partners, L.P.
4.150%, 03/01/2022	2,000,000	2,148,824

Linn Energy LLC / Linn Energy Finance Corporation (c)
6.250%, 11/01/2019
Callable 11/01/2015
(Acquired 05/11/2012,
Cost $1,985,000)	2,000,000	2,055,000
Noble Energy, Inc.:
5.250%, 04/15/2014	1,500,000	1,557,438
4.150%, 12/15/2021
Callable 09/15/2021	1,000,000	1,101,428
Noble Holding International Ltd. (a)
3.450%, 08/01/2015	4,855,000	5,087,686
Peabody Energy Corporation
6.500%, 09/15/2020	4,000,000	4,280,000
Range Resources Corporation:
8.000%, 05/15/2019
Callable 05/15/2014	500,000	550,000
5.000%, 08/15/2022
Callable 02/15/2017	4,100,000	4,202,500
		33,373,620
Pharmaceuticals - 1.4%
Teva Pharmaceutical Industries Ltd. (a)
3.000%, 06/15/2015	2,830,000	2,970,501

Road & Rail - 0.5%
Burlington Northern Santa Fe Corporation
5.650%, 05/01/2017	185,000	217,019
Norfolk Southern Corporation
5.257%, 09/17/2014	750,000	799,735
		1,016,754
Semiconductor Equipment & Products - 2.5%
Analog Devices, Inc.
3.000%, 04/15/2016	1,050,000	1,111,649
Applied Materials, Inc.
2.650%, 06/15/2016	1,717,000	1,807,714
National Semiconductor Corporation
3.950%, 04/15/2015	2,275,000	2,431,138
		5,350,501
Software - 3.6%
Adobe Systems Incorporated
3.250%, 02/01/2015	2,175,000	2,270,631
Microsoft Corporation
2.950%, 06/01/2014	1,910,000	1,969,275
Symantec Corporation:
2.750%, 09/15/2015	2,300,000	2,380,663
2.750%, 06/15/2017
Callable 05/15/2017	1,160,000	1,197,461
		7,818,030
Specialty Retail - 0.8%
Lowe's Companies, Inc.
5.000%, 10/15/2015	525,000	584,384
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	1,000,000	1,111,012
		1,695,396
TOTAL CORPORATE BONDS
(Cost $183,667,178)		193,743,134

PREFERRED STOCKS - 3.9%	Shares
Banks - 1.7%
BB&T Corporation:
Callable 08/01/2017	40,000	1,004,800
Callable 11/01/2017	40,000	1,021,600
Cullen/Frost Bankers, Inc.
Callable 03/15/2018	40,000	1,006,400
Wells Fargo & Company
Callable 09/15/2017	20,000	509,800
		3,542,600
Capital Markets - 1.3%
The Goldman Sachs Group, Inc.
Callable 05/13/2013	40,000	939,200
Merrill Lynch Preferred Capital Trust III
Callable 05/13/2013	75,000	1,911,750
		2,850,950
Diversified Financial Services - 0.9%
JPMorgan Chase Capital XIV
Callable 05/08/2013	75,000	1,912,500

TOTAL PREFERRED STOCKS
(Cost $8,201,733)		8,306,050

	Principal
U.S. GOVERNMENT & AGENCY ISSUES - 3.5%	Amount
Fannie Mae - 1.7%
5.000%, 03/15/2016	$1,000,000	1,134,884
0.500%, 08/28/2017
Callable 08/28/2013	2,500,000	2,502,105
		3,636,989
Federal Home Loan Bank - 0.8%
5.500%, 08/13/2014	500,000	536,743
4.875%, 05/17/2017	1,000,000	1,172,060
		1,708,803
Freddie Mac - 0.3%
5.125%, 11/17/2017	500,000	597,943

U.S. Treasury Notes - 0.7%
4.250%, 11/15/2014	500,000	532,617
4.250%, 08/15/2015	500,000	546,836
4.500%, 02/15/2016	500,000	559,414
		1,638,867
TOTAL U.S. GOVERNMENT & AGENCY ISSUES
(Cost $7,019,857)		7,582,602

SHORT-TERM INVESTMENTS - 1.4%	Shares
Corporate Bonds - 0.4%
Broadcom Corporation
1.500%, 11/01/2013	400,000	402,371
The McCormick & Company, Incorporated
5.250%, 09/01/2013	500,000	509,840
		912,211
Money Market Fund (d) - 1.0%
Federated Government Obligations Fund - Institutional Shares, 0.01%	2,217,050	2,217,050

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,129,519)		3,129,261

Total Investments - 98.8%		212,761,047
(Cost $202,018,287)
Other Assets in Excess of Liabilities - 1.2%		2,589,531
TOTAL NET ASSETS - 100.0%		$215,350,578

(a) Security issued by non-U.S. incorporated company.
(b) Floating rate.
(c)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers. The fair market value of the security was $2,055,000 representing 0.95% of the Fund's total net assets.
(d) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$202,018,287
Gross unrealized appreciation	$10,855,969
Gross unrealized depreciation	(113,209)
Net unrealized appreciation	$10,742,760

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 101.2%	Shares	Value
Aerospace & Defense - 2.2%
Honeywell International Inc.	15,000	$1,130,250

Auto Components - 1.3%
The Goodyear Tire & Rubber Company (a)	50,000	630,500

Banks - 8.9%
BOK Financial Corporation	20,000	1,246,000
Cullen/Frost Bankers, Inc.	17,500	1,094,275
SunTrust Banks, Inc.	30,000	864,300
Zions Bancorporation	50,000	1,249,500
		4,454,075
Beverages - 3.2%
The Coca-Cola Company	20,000	808,800
PepsiCo, Inc.	10,000	791,100
		1,599,900
Building Products - 1.0%
Masco Corporation	25,000	506,250

Chemicals - 5.4%
FMC Corporation	24,000	1,368,720
Monsanto Company	12,500	1,320,375
		2,689,095
Commercial Services & Supplies - 1.8%
Waste Management, Inc.	22,500	882,225

Communications Equipment - 1.0%
Brocade Communications Systems, Inc. (a)	85,000	490,450

Computers & Peripherals - 3.6%
EMC Corporation (a)	40,000	955,600
International Business Machines Corporation	4,020	857,466
		1,813,066
Construction Materials - 2.5%
Martin Marietta Materials, Inc.	12,500	1,275,250

Distributors - 1.5%
LKQ Corporation (a)	35,000	761,600

Diversified Financial Services - 2.4%
JPMorgan Chase & Co.	25,000	1,186,500

Diversified Telecommunication Services - 2.0%
AT&T Inc.	10,000	366,900
Verizon Communications Inc.	12,500	614,375
		981,275
Electrical Equipment & Instruments - 2.3%
Roper Industries, Inc.	9,000	1,145,790

Energy Equipment & Services - 1.2%
Schlumberger Limited (b)	8,400	629,076

Food & Drug Retailing - 2.2%
CVS Caremark Corporation	20,000	1,099,800

Food Products - 1.5%
Kraft Foods Group, Inc.	15,000	772,950

Health Care Equipment & Supplies - 4.4%
Covidien PLC (b)	20,000	1,356,800
DENTSPLY International Inc.	20,000	848,400
		2,205,200
Household Durables - 2.7%
Whirlpool Corporation	11,500	1,362,290

Industrial Power Producers & Energy Traders - 2.2%
Duke Energy Corporation	15,000	1,088,850

Insurance - 6.8%
HCC Insurance Holdings, Inc.	25,000	1,050,750
MetLife, Inc.	35,000	1,330,700
Prudential Financial, Inc.	17,500	1,032,325
		3,413,775
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	25,000	882,250

Machinery - 3.3%
Barnes Group Inc.	25,000	723,250
Danaher Corporation	15,000	932,250
		1,655,500
Media - 2.6%
Cinemark Holdings, Inc.	20,000	588,800
Time Warner Inc.	12,500	720,250
		1,309,050
Metals & Mining - 1.7%
Commercial Metals Company	55,000	871,750

Multiline Retail - 1.6%
Kohl's Corporation	18,000	830,340

Oil & Gas & Consumable Fuels - 15.7%
Cabot Oil & Gas Corporation	18,000	1,216,980
ConocoPhillips	11,000	661,100
Denbury Resources Inc. (a)	35,000	652,750
Exxon Mobil Corporation	4,000	360,440
Gulfport Energy Corporation (a)	30,000	1,374,900
Noble Energy, Inc.	7,000	809,620
Range Resources Corporation	10,000	810,400
SM Energy Company	15,000	888,300
The Williams Companies, Inc.	30,000	1,123,800
		7,898,290
Pharmaceuticals - 2.6%
Abbott Laboratories	17,500	618,100
AbbVie Inc.	17,500	713,650
		1,331,750
Software - 4.4%
Adobe Systems Incorporated (a)	32,500	1,414,075
Nuance Communications, Inc. (a)	40,000	807,200
		2,221,275

	Specialty Retail - 3.8%
	The Home Depot, Inc.	10,000	697,800
	Tiffany & Co.	17,500	1,216,950
			1,914,750
	Thrifts & Mortgage Finance - 1.6%
	Capitol Federal Financial Inc.	65,000	784,550

	Wireless Telecommunication Services - 2.0%
	Vodafone Group PLC - ADR (b)	35,000	994,350

	TOTAL COMMON STOCKS
	(Cost $34,671,540)		50,812,022

	Total Investments - 101.2%		50,812,022
	(Cost $34,671,540)
	Liabilities in Excess of Other Assets - (1.2)%		(604,150)
	TOTAL NET ASSETS - 100.0%		$50,207,872

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$34,671,540
	Gross unrealized appreciation	$16,300,579
	Gross unrealized depreciation	(160,097)
	Net unrealized appreciation	$16,140,482

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 1.7%
Rockwell Collins, Inc.	10,000	$631,200

Air Freight & Logistics - 1.3%
FedEx Corp.	5,000	491,000

Banks - 5.0%
BOK Financial Corporation	10,000	623,000
Cullen/Frost Bankers, Inc.	10,000	625,300
Texas Capital Bancshares, Inc. (a)	15,000	606,750
		1,855,050
Beverages - 1.6%
The Coca-Cola Company	15,000	606,600

Chemicals - 3.2%
FMC Corporation	10,000	570,300
Monsanto Company	6,000	633,780
		1,204,080
Communication Equipment - 2.3%
F5 Networks, Inc. (a)	6,000	534,480
QUALCOMM Incorporated	5,000	334,750
		869,230
Computers & Peripherals - 6.8%
Apple Inc.	1,800	796,734
EMC Corporation (a)	30,000	716,700
International Business Machines Corporation	3,500	746,550
NetApp, Inc. (a)	8,000	273,280
		2,533,264
Distributors - 1.8%
LKQ Corporation (a)	30,000	652,800

Electrical Equipment & Instruments - 5.6%
AMETEK, Inc.	15,000	650,400
Emerson Electric Co.	12,000	670,440
Roper Industries, Inc.	6,000	763,860
		2,084,700
Electronic Equipment & Instruments - 3.3%
National Instruments Corporation	18,000	589,500
Trimble Navigation Limited (a)	22,000	659,120
		1,248,620
Energy Equipment & Services - 1.2%
Dril-Quip, Inc. (a)	5,000	435,850

Food & Drug Retailing - 3.8%
Casey's General Stores, Inc.	10,000	583,000
Costco Wholesale Corporation	8,000	848,880
		1,431,880
Food Products - 1.4%
Whole Foods Market, Inc.	6,000	520,500

Health Care Equipment & Supplies - 3.4%
Covidien PLC (b)	10,000	678,400
DENTSPLY International Inc.	14,000	593,880
		1,272,280
Health Care Providers & Services - 1.2%
Express Scripts Holding Co (a)	8,000	461,200

Hotels, Restaurants & Leisure - 1.9%
Yum! Brands, Inc.	10,000	719,400

Household Products - 4.0%
Colgate-Palmolive Company	6,000	708,180
The Procter & Gamble Company	10,000	770,600
		1,478,780
Internet Catalog & Retail - 2.1%
Amazon.com, Inc. (a)	3,000	799,470

Internet Software & Services - 4.8%
Akamai Technologies, Inc. (a)	22,000	776,380
Google Inc. - Class A (a)	1,000	794,030
Yahoo! Inc. (a)	10,000	235,300
		1,805,710
Machinery - 3.9%
Danaher Corporation	11,000	683,650
Valmont Industries, Inc.	5,000	786,350
		1,470,000
Media - 0.8%
Sirius XM Radio Inc.	100,000	308,000

Metals & Mining - 3.2%
Carpenter Technology Corporation	10,000	492,900
Reliance Steel & Aluminum Co.	10,000	711,700
		1,204,600
Oil & Gas & Consumable Fuels - 9.9%
Cabot Oil & Gas Corporation	20,000	1,352,200
Gulfport Energy Corporation (a)	8,000	366,640
Oasis Petroleum Inc. (a)	15,000	571,050
Range Resources Corporation	10,000	810,400
SM Energy Company	10,000	592,200
		3,692,490
Pharmaceuticals - 3.4%
Abbott Laboratories	8,000	282,560
AbbVie Inc.	8,000	326,240
Allergan, Inc.	6,000	669,780
		1,278,580
Software - 10.1%
ACI Worldwide, Inc. (a)	15,000	732,900
Adobe Systems Incorporated (a)	10,000	435,100
ANSYS, Inc. (a)	6,000	488,520
Aspen Technology, Inc. (a)	30,000	968,700
Citrix Systems, Inc. (a)	7,000	505,120
VMware, Inc. - Class A (a)	8,000	631,040
		3,761,380
Specialty Retail - 6.6%
The Home Depot, Inc.	6,000	418,680
O'Reilly Automotive, Inc. (a)	8,000	820,400
PetSmart, Inc.	5,000	310,500
Tractor Supply Company	9,000	937,170
		2,486,750
TOTAL COMMON STOCKS
(Cost $22,125,070)		35,303,414

SHORT-TERM INVESTMENTS - 6.0%
Money Market Funds (c)- 6.0%
Dreyfus Government Cash Management Fund - Institutional Shares, 0.01%	1,104,849	1,104,849
Federated Government Obligations Fund - Institutional Shares, 0.01%	1,116,363	1,116,363
Invesco Short Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.02%	25,862	25,862

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,247,074)		2,247,074

Total Investments - 100.3%		37,550,488
(Cost $24,372,144)
Liabilities in Excess of Other Assets - (0.3)%		(106,466)
TOTAL NET ASSETS - 100.0%		$37,444,022

(a) Non-income producing security.
(b) Security issued by non-U.S. incorporated company.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$24,372,144
Gross unrealized appreciation	$13,334,446
Gross unrealized depreciation	(156,102)
Net unrealized appreciation	$13,178,344

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Aerospace & Defense - 2.8%
Hexcel Corporation (a)	6,735	$195,382
Teledyne Technologies Incorporated (a)	1,840	144,330
		339,712
Auto Components - 1.1%
Group 1 Automotive, Inc.	2,195	131,854

Automobiles - 0.9%
Thor Industries, Inc.	3,000	110,370

Banks - 10.1%
BancorpSouth, Inc.	7,598	123,847
Columbia Banking System, Inc.	5,950	130,781
Community Bank System, Inc.	5,250	155,558
First Horizon National Corporation	15,430	164,792
Hancock Holding Company	3,760	116,259
Home Bancshares Inc.	3,600	135,612
Prosperity Bancshares, Inc.	2,865	135,772
Texas Capital Bancshares, Inc. (a)	3,480	140,766
Umpqua Holdings Corporation	10,775	142,877
		1,246,264
Biotechnology - 0.9%
Exact Sciences Corp. (a)	11,450	112,210

Building Products - 1.0%
Armstrong World Industries, Inc. (a)	2,200	122,958

Capital Markets - 1.2%
Greenhill & Co., Inc.	2,855	152,400

Commercial Services & Supplies - 0.8%
Insperity, Inc.	3,425	97,167

Communications Equipment - 6.0%
Allot Communications Ltd. (a) (b)	7,090	84,654
Ciena Corporation (a)	9,200	147,292
Infinera Corporation (a)	13,070	91,490
IXIA (a)	7,620	164,897
Loral Space & Communications Inc.	1,600	99,008
NICE Systems Limited - ADR (a) (b)	4,065	149,714
		737,055
Construction Materials - 0.6%
Headwaters Incorporated (a)	6,350	69,215

Consumer Finance - 2.5%
Cash America International, Inc.	2,440	128,027
First Cash Financial Services, Inc. (a)	3,025	176,478
		304,505
Containers & Packaging - 0.8%
Greif, Inc. - Class A	1,910	102,414

Electrical Equipment & Instruments - 4.3%
Belden Inc.	3,670	189,556
Franklin Electric Co., Inc.	4,890	164,157
Thermon Group Holdings Inc. (a)	4,815	106,941
Woodward Inc.	1,620	64,411
		525,065
Electronic Equipment & Instruments - 1.0%
National Instruments Corporation	3,650	119,538

Energy Equipment & Services - 1.7%
Atwood Oceanics, Inc. (a)	2,125	111,647
CARBO Ceramics Inc.	1,100	100,177
		211,824
Food & Drug Retailing - 1.2%
Casey's General Stores, Inc.	2,575	150,123

Health Care Equipment & Supplies - 8.8%
Cyberonics, Inc. (a)	3,825	179,048
DexCom Inc. (a)	12,050	201,476
Endologix, Inc. (a)	10,825	174,824
Integra LifeSciences Holdings (a)	3,700	144,337
MWI Veterinary Supply, Inc. (a)	1,710	226,165
The Spectranetics Corporation (a)	8,608	159,506
		1,085,356
Health Care Providers & Services - 3.3%
Computer Programs and Systems, Inc.	1,154	62,443
HMS Holdings Corporation (a)	5,350	145,253
Team Health Holdings, Inc. (a)	5,540	201,545
		409,241
Household Durables - 3.2%
Ethan Allen Interiors Inc.	4,160	136,947
Select Comfort Corporation (a)	5,325	105,275
Tempur-Pedic International Inc. (a)	3,150	156,335
		398,557
Industrial Conglomerates - 1.0%
Raven Industries, Inc.	3,600	120,996

Insurance - 1.2%
AmTrust Financial Services, Inc.	4,230	146,570

Internet Software & Services - 0.8%
LogMeIn, Inc. (a)	4,800	92,256

IT Consulting & Services - 1.3%
Acxiom Corporation (a)	7,905	161,262

Machinery - 5.0%
Actuant Corporation - Class A	5,100	156,162
Chart Industries, Inc. (a)	962	76,970
CLARCOR Inc.	1,210	63,380
The Manitowoc Company, Inc.	5,220	107,323
The Middleby Corporation (a)	1,360	206,924
		610,759
Marine - 1.2%
Kirby Corporation (a)	1,965	150,912

Media - 1.3%
Cinemark Holdings, Inc.	5,575	164,128

Metals & Mining - 2.8%
Carpenter Technology Corporation	1,985	97,841
Commercial Metals Company	9,305	147,484
Walter Energy, Inc.	3,260	92,910
		338,235
Oil & Gas & Consumable Fuels - 5.7%
Approach Resources Inc. (a)	5,130	126,249
Comstock Resources, Inc. (a)	6,120	99,450
Gulfport Energy Corporation (a)	3,505	160,634
Kodiak Oil & Gas Corporation (a) (b)	13,350	121,352
Oasis Petroleum Inc. (a)	3,570	135,910
Rosetta Resources, Inc. (a)	1,300	61,854
		705,449
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	11,626	160,787
IMPAX Laboratories, Inc. (a)	3,945	60,911
		221,698
Semiconductor Equipment & Products - 0.7%
Cirrus Logic, Inc. (a)	3,625	82,469

Software - 8.2%
ACI Worldwide, Inc. (a)	3,505	171,254
Aspen Technology, Inc. (a)	7,275	234,910
Bottomline Technologies (de) Inc. (a)	5,330	151,958
Interactive Intelligence Group, Inc. (a)	4,305	190,927
MicroStrategy Incorporated - Class A (a)	1,220	123,317
Pegasystems Inc.	4,620	129,730
		1,002,096
Specialty Retail - 5.7%
DSW Inc. - Class A	2,254	143,805
Francesca's Holdings Corporation (a)	4,490	128,683
Guess?, Inc.	4,320	107,266
Monro Muffler Brake, Inc.	3,225	128,065
Sonic Automotive, Inc. - Class A	8,545	189,357
		697,176
Textiles, Apparel & Luxury Goods - 3.8%
The Children's Place Retail Stores, Inc. (a)	2,375	106,447
Fifth & Pacific Companies, Inc. (a)	5,885	111,109
Oxford Industries, Inc.	2,385	126,643
Wolverine World Wide, Inc.	2,875	127,564
		471,763
Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial Inc.	11,900	143,633

Trading Companies & Distributors - 3.5%
Beacon Roofing Supply, Inc. (a)	4,235	163,725
Kaman Corporation	2,780	98,607
WESCO International, Inc. (a)	2,335	169,544
		431,876
TOTAL COMMON STOCKS
(Cost $10,074,884)		11,967,106

	SHORT-TERM INVESTMENT - 2.6%
	Money Market Fund (c) - 2.6%
	Federated Government Obligations Fund - Institutional Shares, 0.01%	317,773	317,773

	TOTAL SHORT-TERM INVESTMENT
	(Cost $317,773)		317,773

	Total Investments - 100.0%		12,284,879
	(Cost $10,392,657)
	Other Assets in Excess of Liabilities - 0.0%		2,419
	TOTAL NET ASSETS - 100.0%		$12,287,298

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

	Cost of investments	$10,392,657
	Gross unrealized appreciation	$2,164,262
	Gross unrealized depreciation	(272,040)
	Net unrealized appreciation	$1,892,222

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or
	annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and
	has been licensed for use by U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at March 31, 2013

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price taken from the exchange where the security is primarily traded. Nasdaq National Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price. Securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price available before the time when assets are valued. Debt securities (other than obligations having a maturity of 60 days or less) are normally valued at the mean of the bid and ask price and/or by using a combination of daily quotes or matrix evaluations provided by an independent pricing service. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the
Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to the Adviser. The procedures authorize the Adviser to make all determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may also use independent pricing services to assist in pricing portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2013:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$918,419,174	$-	$-	$918,419,174
Money Market Funds	44,311,995	-	-	44,311,995
Total Investments*	$962,731,169	$-	$-	$962,731,169

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$276,791,423	$-	$-	$276,791,423
Money Market Funds	13,441,871	-	-	13,441,871
Total Investments*	$290,233,294	$-	$-	$290,233,294

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$182,081,758	$-	$-	$182,081,758
Money Market Funds	21,965,932	-	-	21,965,932
Total Investments*	$204,047,690	$-	$-	$204,047,690

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$18,348,398	$-	$-	$18,348,398
Corporate Bonds	-	6,716,235	-	6,716,235
Money Market Fund	281,572		-	281,572
Total Investments*	$18,629,970	$6,716,235	$-	$25,346,205

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Preferred Stocks	$8,306,050	$-	$-	$8,306,050
Corporate Bonds	-	194,655,345	-	194,655,345
U.S. Government & Agency Issues	-	7,582,602	-	7,582,602
Money Market Fund	2,217,050	-	-	2,217,050
Total Investments*	$10,523,100	$202,237,947	$-	$212,761,047

LKCM Aquinas Value Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$50,812,022	$-	$-	$50,812,022
Total Investments*	$50,812,022	$-	$-	$50,812,022

LKCM Aquinas Growth Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$35,303,414	$-	$-	$35,303,414
Money Market Fund	2,247,074	-	-	2,247,074
Total Investments*	$37,550,488	$-	$-	$37,550,488

LKCM Aquinas Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,967,106	$-	$-	$11,967,106
Money Market Fund	317,773	-	-	317,773
Total Investments*	$12,284,879	$-	$-	$12,284,879

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the previous annual report.

In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure
Requirements" in GAAP and the International Financial Reporting Standards ("IFRSs"). ASU No. 2011-04 amends FASB ASC Topic
820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the 1940 Act or Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  LKCM Funds

By (Signature and Title) /s/ J. Luther King, Jr.
                                                 J. Luther King, Jr., President

Date  May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title /s/ J. Luther King, Jr.
                                               J. Luther King, Jr., President

Date May 24, 2013

By (Signature and Title) /s/ Jacob D. Smith
                                                 Jacob D. Smith, Chief Financial Officer

Date May 24, 2013